Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	USD ($)	TWD ($)	Capital [member] Common stocks [member] TWD ($)	Additional paid-in capital [member] TWD ($)	Legal reserve [member] TWD ($)	Unappropriated earnings [member] TWD ($)	Exchange differences on translation of foreign operations [member] TWD ($)	Unrealized gain or loss on available-for-sale financial assets [member] TWD ($)	Treasury stock [member] TWD ($)	Equity attributable to the parent company [member] TWD ($)	Non-controlling interests [member] TWD ($)	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member] TWD ($)	Reserve of cash flow hedges [member] TWD ($)
Balance at Dec. 31, 2015		$ 224,852,647	$ 127,581,329	$ 42,175,633	$ 7,725,978	$ 47,620,502	$ 1,989,302	$ 7,151,151	$ (11,418,313)	$ 222,825,582	$ 2,027,065
Appropriation and distribution of retained earnings
Legal reserve		0	0	0	1,344,863	(1,344,863)	0	0	0	0	0
Cash dividends		(6,906,973)	0	0	0	(6,906,973)	0	0	0	(6,906,973)	0
Net income		4,168,562	0	0	0	8,621,147	0	0	0	8,621,147	(4,452,585)
Other comprehensive income (loss), net of tax		(4,024,071)	0	0	0	(60,535)	(1,907,749)	(2,023,469)	0	(3,991,753)	(32,318)
Total comprehensive income (loss)		144,491	0	0	0	8,560,612	(1,907,749)	(2,023,469)	0	4,629,394	(4,484,903)
Treasury stock acquired		(2,395,793)	0	0	0	0	0	0	(2,395,793)	(2,395,793)	0
Treasury stock cancelled		0	(1,338,142)	(164,220)	0	0	0	0	1,502,362	0	0
Share of changes in net assets of associates and joint ventures accounted for using equity method		1,050	0	1,050	0	0	0	0	0	1,050	0
Disposal of subsidiaries		0
Changes in subsidiaries' ownership		(3,814)	0	1,567	0	(572,454)	0	0	0	(570,887)	567,073
Adjustments due to reciprocal stockholdings held by subsidiaries and associates		(467,807)	0	113,833	0	0	0	0	(581,640)	(467,807)	0
Others		(277,427)	0	(501,757)	0	(3,828,164)	0	0	0	(4,329,921)	4,052,494
Balance at Dec. 31, 2016		214,946,374	126,243,187	41,626,106	9,070,841	43,528,660	81,553	5,127,682	(12,893,384)	212,784,645	2,161,729
Appropriation and distribution of retained earnings
Legal reserve		0	0	0	831,566	(831,566)	0	0	0	0	0
Cash dividends		(6,112,159)	0	0	0	(6,112,159)	0	0	0	(6,112,159)	0
Net income		6,679,229	0	0	0	9,676,698	0	0	0	9,676,698	(2,997,469)
Other comprehensive income (loss), net of tax		(4,814,533)	0	0	0	(151,654)	(5,770,763)	1,219,485	0	(4,702,932)	(111,601)
Total comprehensive income (loss)		1,864,696	0	0	0	9,525,044	(5,770,763)	1,219,485	0	4,973,766	(3,109,070)
Share of changes in net assets of associates and joint ventures accounted for using equity method		(3,978)	0	(3,978)	0	0	0	0	0	(3,978)	0
Disposal of subsidiaries		0
Changes in subsidiaries' ownership		(2,042,442)	0	(134,050)	0	(909,241)	0	0	0	(1,043,291)	(999,151)
Adjustments due to reciprocal stockholdings held by subsidiaries and associates		110,164	0	121,340	0	0	0	0	(11,176)	110,164	0
Others		858,343	0	0	0	(2,044,957)	0	0	0	(2,044,957)	2,903,300
Balance at Dec. 31, 2017		209,620,998	126,243,187	41,609,418	9,902,407	43,155,781	(5,689,210)	6,347,167	(12,904,560)	208,664,190	956,808	$ 0	$ 0
Impact of retroactive applications		1,394,943	0	0	0	17,065,856	3,088	(6,347,167)	0	1,393,346	1,597	(9,328,431)	0
Adjusted balance as of January 1, 2018 at Dec. 31, 2017		211,015,941	126,243,187	41,609,418	9,902,407	60,221,637	(5,686,122)	0	(12,904,560)	210,057,536	958,405	(9,328,431)	0
Appropriation and distribution of retained earnings
Legal reserve		0	0	0	962,873	(962,873)	0	0	0	0	0	0	0
Cash dividends		(8,557,023)	0	0	0	(8,557,023)	0	0	0	(8,557,023)	0	0	0
Net income	$ 106,102	3,247,797	0	0	0	7,677,735	0	0	0	7,677,735	(4,429,938)	0	0
Other comprehensive income (loss), net of tax	27,299	835,610	0	0	0	(22,341)	4,733	0	0	939,504	(103,894)	959,170	(2,058)
Total comprehensive income (loss)	133,401	4,083,407	0	0	0	7,655,394	4,733	0	0	8,617,239	(4,533,832)	959,170	(2,058)
Share-based payment transaction		2,899,669	0	696,226	0	0	0	0	2,203,443	2,899,669	0	0	0
Treasury stock acquired		(6,261,018)	0	0	0	0	0	0	(6,261,018)	(6,261,018)	0	0	0
Treasury stock cancelled		0	(2,000,000)	(1,129,182)	0	0	0	0	3,129,182	0	0	0	0
Share of changes in net assets of associates and joint ventures accounted for using equity method		10,338	0	10,338	0	10,573	0	0	0	10,338	0	(10,573)	0
Disposal of subsidiaries		(7,074)	0	0	0	0	0	0	0	0	(7,074)	0	0
Changes in subsidiaries' ownership		(753,885)	0	39	0	(475,311)	0	0	0	(475,272)	(278,613)	0	0
Adjustments due to reciprocal stockholdings held by subsidiaries and associates		163,839	0	163,839	0	0	0	0	0	163,839	0	0	0
Others		1,803,289	0	(48,643)	0	(2,475,950)	0	0	0	(2,524,593)	4,327,882	0	0
Balance at Dec. 31, 2018	$ 6,677,474	$ 204,397,483	$ 124,243,187	$ 41,302,035	$ 10,865,280	$ 55,416,447	$ (5,681,389)	$ 0	$ (13,832,953)	$ 203,930,715	$ 466,768	$ (8,379,834)	$ (2,058)